NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance loans		$ 5,017,987	$ 18,226,062
Proceeds		1,082,231	492,336
Reclassification of Line of Credit			0
Payments		(1,597,894)	(12,541,343)
Conversion of debt			(1,190,000)
Recapitalized upon debt modification			(1,084,735)
Accretion of debt and debt discount			1,079,844
Foreign currency translation		92,660	35,823
Subtotal		4,606,227	5,017,987
Notes payable - long-term	$ (2,645,623)	(3,035,341)	(2,859,570)
Notes payable - short-term	1,622,349	1,570,886	2,158,417
Oher additions		317,880
Notes payable- short -term		1,570,886	2,158,417
Debt forgiveness		(306,637)	(306,637)
Trade Facility [Member]
Beginning balance loans	1,908,195	3,305,532	6,207,010
Proceeds	0	0	0
Reclassification of Line of Credit			0
Payments	(334,350)	(1,155,310)	(2,795,786)
Conversion of debt	0		0
Recapitalized upon debt modification	0		(221,060)
Accretion of debt and debt discount	0		216,182
Foreign currency translation	14,318	64,610	(100,814)
Subtotal	1,588,163	1,908,195	3,305,532
Notes payable - long-term	(1,086,638)	(1,327,440)	(1,604,700)
Oher additions		0
Notes payable- short -term	501,525	580,755	1,700,832
Debt forgiveness		(306,637)
COVID Loans
Beginning balance loans	186,884	207,377	641,291
Proceeds	0	0	0
Reclassification of Line of Credit			(407,174)
Payments	(19,073)	(27,027)	(10,029)
Conversion of debt	0		0
Recapitalized upon debt modification	0		0
Accretion of debt and debt discount	0		0
Foreign currency translation	3,691	6,534	(16,711)
Subtotal	171,502	186,884	207,377
Notes payable - long-term	(142,183)	(158,133)	(178,172)
Notes payable - short-term	29,319	28,751	29,205
Oher additions		0
Debt forgiveness		0
Loan Facility [Member]
Beginning balance loans	4,606,227	5,017,987	1,299,784
Proceeds	445,800	1,082,231	0
Reclassification of Line of Credit			0
Payments	(834,677)	(1,597,894)	(240,705)
Conversion of debt	0	(306,637)	(1,190,000)
Recapitalized upon debt modification	0	317,880	(81,923)
Accretion of debt and debt discount			81,910
Foreign currency translation	50,622	92,660	130,934
Subtotal	4,267,972	4,606,227	0
Notes payable - long-term	(2,645,623)	(3,035,341)	0
Notes payable - short-term	1,622,349	1,570,886	0
Third Party [Member]
Beginning balance loans	2,511,148	1,505,078	10,077,977
Proceeds	445,800	1,082,231	492,336
Reclassification of Line of Credit			407,174
Payments	(481,254)	(415,557)	(9,494,823)
Conversion of debt	0		0
Recapitalized upon debt modification	0		(781,752)
Accretion of debt and debt discount	0		781,752
Foreign currency translation	32,613	21,516	22,414
Subtotal	2,508,307	2,511,148	1,505,078
Notes payable - long-term	(1,416,802)	(1,549,768)	(1,076,698)
Notes payable - short-term	$ 1,091,505	961,380	$ 428,380
Oher additions		317,880
Debt forgiveness		$ 0